Capital Stock (Tables)	3 Months Ended
Nov. 30, 2017
Debt Disclosure [Abstract]
Capital Stock - Share Purchase Warrants
Number of Warrants	Exercise Price	ExpirATION Dates
9,258,535	$0.0052	September 11, 2022
6,091,617	$0.0047	September 22, 2022
5,611,672	$0.0047	October 27, 2022
20,961,824

Changes in warrants
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life
Balance, August 31, 2016 and 2017	—	—	—
Issued	20,961,824	$0.0049	4.82 years
Balance, November 30, 2017	20,961,824		4.82 years